First Quarter Report
May 31, 2023 (Unaudited)
Columbia Overseas Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Overseas Value Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 1.6%
Northern Star Resources Ltd.	5,137,481	43,446,638
Brazil 0.5%
JBS S/A	4,041,030	13,461,338
Canada 5.4%
Alimentation Couche-Tard, Inc.	923,728	44,726,808
Cameco Corp.	1,300,224	36,198,236
Nutrien Ltd.	218,765	11,528,915
Pan American Silver Corp.	736,786	11,221,251
Teck Resources Ltd., Class B	577,988	22,581,991
Teekay Tankers Ltd., Class A	253,781	9,169,107
Vermilion Energy, Inc.	1,149,103	12,490,750
Total		147,917,058
China 1.7%
Guangdong Investment Ltd.	33,662,000	28,686,251
Industrial & Commercial Bank of China Ltd., Class H	32,175,000	17,182,756
Total		45,869,007
Finland 1.7%
UPM-Kymmene OYJ	1,508,837	45,358,427
France 13.0%
AXA SA	2,462,318	69,808,404
BNP Paribas SA	949,298	55,190,561
DBV Technologies SA, ADR(a)	339,709	662,433
Eiffage SA	313,392	33,468,000
Engie SA	1,952,741	29,362,613
Sanofi	661,090	67,449,058
TotalEnergies SE	1,740,970	98,244,363
Total		354,185,432
Germany 4.2%
Bayer AG, Registered Shares	300,220	16,755,385
Duerr AG	738,703	21,666,179
E.ON SE	2,902,022	35,182,099
KION Group AG	346,449	12,159,239
Mercedes-Benz Group AG, Registered Shares	231,967	17,340,362
Merck KGaA	55,201	9,641,514
Total		112,744,778
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 1.0%
Piraeus Financial Holdings SA(a)	8,935,343	26,421,261
Hong Kong 1.2%
WH Group Ltd.	60,435,830	31,595,425
Ireland 1.6%
Amarin Corp. PLC, ADR(a)	315,878	369,577
Bank of Ireland Group PLC	2,780,369	26,273,793
Flutter Entertainment PLC(a)	86,657	17,019,699
Total		43,663,069
Israel 3.4%
Bank Hapoalim BM	2,970,078	23,908,976
Bezeq Israeli Telecommunication Corp., Ltd.	13,181,582	16,482,511
Check Point Software Technologies Ltd.(a)	413,652	51,627,906
Total		92,019,393
Japan 19.4%
Dai-ichi Life Holdings, Inc.	1,941,200	33,201,777
Daiwabo Holdings Co., Ltd.	2,144,200	39,680,423
ITOCHU Corp.	1,784,500	60,241,154
Kinden Corp.	1,269,000	16,567,808
Koito Manufacturing Co., Ltd.	946,400	17,742,109
Marubeni Corp.	2,312,000	32,948,901
MatsukiyoCocokara & Co.	782,300	41,876,088
Mebuki Financial Group, Inc.	6,974,900	16,385,152
Nippon Telegraph & Telephone Corp.	982,000	27,899,340
ORIX Corp.	3,044,200	51,746,128
Ship Healthcare Holdings, Inc.	1,272,700	21,629,066
Sumitomo Mitsui Financial Group, Inc.	1,527,700	61,996,623
Takeda Pharmaceutical Co., Ltd.	1,636,400	52,080,205
Takuma Co., Ltd.	835,845	8,508,762
Toyota Motor Corp.	2,433,100	33,143,218
Tsuruha Holdings, Inc.	179,500	12,397,536
Total		528,044,290
2	Columbia Overseas Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 10.7%
ASR Nederland NV	1,315,655	56,068,946
ING Groep NV	5,319,156	65,537,786
Koninklijke Ahold Delhaize NV	1,993,521	63,199,307
Shell PLC	3,839,762	105,566,540
Total		290,372,579
Norway 0.8%
Leroy Seafood Group ASA	4,548,521	20,377,144
Russian Federation —%
Lukoil PJSC(b),(c),(d),(e)	106,132	—
Singapore 2.4%
BW LPG Ltd.	2,338,233	20,007,565
Venture Corp., Ltd.	4,116,200	46,179,491
Total		66,187,056
South Africa 0.4%
Sibanye Stillwater Ltd., ADR	1,361,549	9,721,460
South Korea 0.8%
Hyundai Home Shopping Network Corp.	130,187	4,560,568
Youngone Corp.	485,950	16,459,881
Total		21,020,449
Spain 3.4%
Banco Santander SA	18,101,439	59,137,940
Endesa SA	1,390,563	30,154,836
Tecnicas Reunidas SA(a)	435,117	3,864,407
Total		93,157,183
Sweden 0.2%
Stillfront Group AB(a)	3,592,704	6,581,309
Switzerland 3.2%
Novartis AG, Registered Shares	749,260	71,814,117
UBS AG	769,128	14,663,685
Total		86,477,802
Taiwan 1.1%
Fubon Financial Holding Co., Ltd.	15,716,115	31,036,455
United Kingdom 13.6%
AstraZeneca PLC, ADR	329,885	24,107,996
BP PLC	4,789,629	26,908,257
British American Tobacco PLC	2,160,364	68,385,445
Common Stocks (continued)
Issuer	Shares	Value ($)
BT Group PLC	22,773,083	41,600,486
Crest Nicholson Holdings PLC	1,642,861	4,961,589
DCC PLC	792,052	45,387,259
Imperial Brands PLC	1,314,831	27,717,873
John Wood Group PLC(a)	2,234,967	3,907,294
Just Group PLC	26,371,077	27,654,026
Liberty Global PLC, Class C(a)	1,700,700	28,945,914
TP Icap Group PLC	14,865,139	28,014,607
Vodafone Group PLC	44,922,648	42,718,355
Total		370,309,101
United States 5.7%
Burford Capital Ltd.	2,823,015	37,433,179
Diversified Energy Co. PLC	32,551,939	34,459,530
Energy Fuels, Inc.(a)	2,295,108	13,495,235
Insmed, Inc.(a)	205,238	3,905,679
Jazz Pharmaceuticals PLC(a)	332,643	42,631,527
Livent Corp.(a)	878,576	20,251,177
Quotient Ltd.(a)	22,353	932
Sage Therapeutics, Inc.(a)	62,480	3,092,760
Total		155,270,019
Total Common Stocks (Cost $2,696,470,054)		2,635,236,673

Exchange-Traded Equity Funds 2.1%
	Shares	Value ($)
United States 2.1%
iShares MSCI EAFE Value ETF	1,223,608	58,243,741
Total Exchange-Traded Equity Funds (Cost $59,346,679)		58,243,741

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 5.241%(f),(g)	7,179,412	7,175,823
Total Money Market Funds (Cost $7,175,638)		7,175,823
Total Investments in Securities (Cost $2,762,992,371)		2,700,656,237
Other Assets & Liabilities, Net		15,752,750
Net Assets		$2,716,408,987

Columbia Overseas Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,654,000 AUD	5,715,855 USD	Goldman Sachs International	06/15/2023	84,010	—
94,205,000 CAD	69,998,425 USD	Goldman Sachs International	06/15/2023	577,645	—
42,417,000 CAD	31,206,363 USD	Goldman Sachs International	06/15/2023	—	(51,226)
581,972,000 DKK	85,242,029 USD	Goldman Sachs International	06/15/2023	1,628,060	—
75,529,000 EUR	82,451,988 USD	Goldman Sachs International	06/15/2023	1,656,200	—
4,588,000 GBP	5,723,645 USD	Goldman Sachs International	06/15/2023	14,752	—
1,871,032,000 JPY	13,985,260 USD	Goldman Sachs International	06/15/2023	528,123	—
22,331,289,000 KRW	16,940,102 USD	Goldman Sachs International	06/15/2023	77,991	—
744,487,000 NOK	70,738,100 USD	Goldman Sachs International	06/15/2023	3,624,538	—
353,495,000 SEK	34,605,313 USD	Goldman Sachs International	06/15/2023	2,006,492	—
133,678,000 SGD	99,779,849 USD	Goldman Sachs International	06/15/2023	882,495	—
1,624,332,000 TWD	53,484,755 USD	Goldman Sachs International	06/15/2023	580,071	—
143,113,964 USD	213,007,000 AUD	Goldman Sachs International	06/15/2023	—	(4,493,410)
5,614,000 USD	5,003,000 CHF	Goldman Sachs International	06/15/2023	—	(112,095)
96,710,344 USD	655,101,000 DKK	Goldman Sachs International	06/15/2023	—	(2,589,674)
93,684,993 USD	85,192,000 EUR	Goldman Sachs International	06/15/2023	—	(2,552,384)
44,814,627 USD	36,021,000 GBP	Goldman Sachs International	06/15/2023	6,652	—
48,323,000 USD	521,057,000 NOK	Goldman Sachs International	06/15/2023	—	(1,351,070)
47,293,269 USD	76,748,000 NZD	Goldman Sachs International	06/15/2023	—	(1,070,609)
104,559,708 USD	1,087,972,000 SEK	Goldman Sachs International	06/15/2023	—	(4,228,433)
94,563,634 USD	125,293,000 SGD	Goldman Sachs International	06/15/2023	—	(1,869,652)
Total				11,667,029	(18,318,553)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,218	—

(d)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	4,590,534	195,489,933	(192,904,634)	(10)	7,175,823	(2,513)	214,547	7,179,412
4	Columbia Overseas Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, May 31, 2023 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Overseas Value Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT208_02_N01_(07/23)